U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   [  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:          EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kristi Rojohn
Title:    Investment Compliance VP and Asst. Secretary
Phone:    (515) 226-6028

Signature, Place and Date of Signing:

  /s/ Kristi Rojohn      West Des Moines, IA 08/11/2010
Signature                City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report,
 and all holdings are reported by other reporting manager(s).)
[  ] 13F  COMBINATIONS REPORT.  (Check here if a portion  of  the holdings for
this reporting manager are reported in this report and a  portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 198
Form 13F Information Table Value Total: $623,151

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


 FORM 13F

                                                                          Item 6:Inv Discretion
          Item 1:             Item 2: Item 3:   Item 4:      Item 5:    (a)Sole(b)Shared(c)Shared Item  Item 8:
                                Title            Total                          as def.   Other        Voting Auth (Shares)
  Name of Issuer          of Class  Cusip    Mktvalue     Shares             Instr.V              Mgrs
												    (a)Sole(b)Share(c)None
AT&T INC                         COM    00206R102     2,902        119,951   x                             x
ABBOTT LABORATORIES              COM    002824100     4,062         86,833   x                             x
ADAMS EXPRESS COMPANY            MF     006212104     1,300        143,924   x                             x
ADOBE SYSTEMS INC                COM    00724F101       682         25,800   x                             x
AGILENT TECHNOLOGIES INC         COM    00846U101       546         19,210   x                             x
AGNICO-EAGLE MINES LTD           COM    008474108       316          5,200   x                             x
ALCOA INC                        COM    013817101       497         49,402   x                             x
ALLSTATE CORP                    COM    020002101       636         22,130   x                             x
ALTRIA GROUP INC                 COM    02209S103     1,257         62,713   x                             x
AMERICAN EQUITY INVESTMENT       COM    025676206     1,285        124,530   x                             x
AMERICAN EXPRESS COMPANY         COM    025816109     3,508         88,375   x                             x
AMERIPRISE FINANCIAL INC         COM    03076C106       617         17,082   x                             x
AMGEN INC                        COM    031162100     2,698         51,297   x                             x
ANADARKO PETROLEUM CORP          COM    032511107     1,498         41,515   x                             x
APACHE CORP                      COM    037411105     1,020         12,110   x                             x
APPLE INC                        COM    037833100     3,748         14,900   x                             x
APPLIED MATERIALS INC.           COM    038222105       465         38,660   x                             x
ATMOS ENERGY                     COM    049560105     1,789         66,147   x                             x
AUTOMATIC DATA PROCESSING        COM    053015103     1,292         32,100   x                             x
AUTOZONE INC                     COM    053332102     1,971         10,200   x                             x
BGC PARTNERS INC CLASS A         COM    05541T101     1,708        334,183   x                             x
BAKER HUGHES INC                 COM    057224107     1,105         26,580   x                             x
BALLY TECHNOLOGIES               COM    05874B107       658         20,300   x                             x
BANK OF AMERICA                  COM    060505104     1,956        136,083   x                             x
BANK OF AMERICA                  PFD    060505831     1,147         60,000   x                             x
BANK OF NEW YORK MELLON CORP     COM    064058100       846         34,260   x                             x
BARRICK GOLD CORP                COM    067901108     6,711        147,781   x                             x
BECTON DICKINSON & CO.           COM    075887109     1,470         21,735   x                             x
BED BATH & BEYOND INC            COM    075896100       669         18,050   x                             x
BIGBAND NETWORKS INC             COM    089750509       327        108,200   x                             x
BIO-RAD LABORATORIES             COM    090572207       727          8,400   x                             x
BLACKROCK PROVIDENT T-FUND       MF     09248U718     5,247      5,246,994   x                             x
BOEING COMPANY                   COM    097023105     2,754         43,893   x                             x
BRISTOL-MYERS SQUIBB CO          COM    110122108     1,630         65,352   x                             x
CIGNA CORPORATION                COM    125509109       764         24,600   x                             x
CMS ENERGY CORP                  COM    125896100       962         65,650   x                             x
CNO FINANCIAL GROUP INC          COM    12621E103     1,071        216,400   x                             x
CASH AMERICA INTERNATIONAL INC   COM    14754D100     1,672         48,800   x                             x
CATERPILLAR INC                  COM    149123101     2,747         45,728   x                             x
CHEVRON CORP                     COM    166764100     6,211         91,523   x                             x
CISCO SYSTEMS INC                COM    17275R102     5,436        255,080   x                             x
CITIGROUP INC                    COM    172967101       284         75,649   x                             x
COCA-COLA COMPANY                COM    191216100     4,135         82,503   x                             x
COCA-COLA FEMSA SAB-SP ADR       COM    191241108       638         10,200   x                             x
COLGATE PALMOLIVE CO             COM    194162103     1,964         24,940   x                             x
COMCAST CORP                     COM    20030N101     1,973        113,565   x                             x
CONOCOPHILLIPS                   COM    20825C104     2,495         50,828   x                             x
DANAHER CORP                     COM    235851102       490         13,200   x                             x
DARLING INTERNATIONAL INC        COM    237266101       750         99,810   x                             x
DELL INC                         COM    24702R101       611         50,688   x                             x
DEVON ENERGY CORP                COM    25179M103     1,199         19,680   x                             x
DIAGEO PLC-SPONSORED ADR         COM    25243Q205       703         11,200   x                             x
DISNEY (WALT) COMPANY            COM    254687106     1,855         58,889   x                             x
DOW CHEMICAL                     COM    260543103     1,257         52,993   x                             x
DU PONT (E.I.) DE NEMOURS        COM    263534109     3,411         98,619   x                             x
EMC CORP                         COM    268648102     4,651        254,168   x                             x
EMC INSURANCE GROUP INC          COM    268664109     2,226        101,518   x                             x
EBAY INC                         COM    278642103       786         40,065   x                             x
ECLIPSYS CORP                    COM    278856109     2,673        149,842   x                             x
ENERGY CONVERSION DEVICES        COM    292659109       214         52,100   x                             x
ENTERGY MISSISSIPPI INC          PFD    29364N850     1,138         50,000   x                             x
EQUITRUST SERIES FUND, INC       MF     294937701     1,524        124,129   x                             x
EQUITRUST SERIES FUND, INC       MF     294937800       310         28,952   x                             x
EQUITRUST SERIES FUND, INC       MF     294937867     2,411      2,411,336   x                             x
EQUITRUST SERIES FUND, INC       MF     294937883     1,092        117,829   x                             x
EXELON CORP                      COM    30161N101     1,493         39,323   x                             x
EZCORP                           COM    302301106     1,977        106,600   x                             x
EXXON MOBIL CORPORATION          COM    30231G102     7,722        135,309   x                             x
FTI CONSULTING INC               COM    302941109     1,813         41,600   x                             x
FEDERAL SIGNAL CORP              COM    313855108       524         86,700   x                             x
ARTHUR J GALLAGHER & CO          COM    363576109     1,344         55,130   x                             x
GAMESTOP CORP                    COM    36467W109       460         24,500   x                             x
GENERAL ELECTRIC COMPANY         COM    369604103     6,507        451,265   x                             x
GENUINE PARTS CO                 COM    372460105     1,368         34,675   x                             x
GENWORTH FINANCIAL INC           PFD    37247D403     1,000         20,000   x                             x
H & Q LIFE SCIENCES              MF     404053100     1,165        132,667   x                             x
HARTFORD FINL SVCS GRP           COM    416515104     1,060         47,900   x                             x
HEINZ (H.J.) CO                  COM    423074103       540         12,500   x                             x
HELMERICH & PAYNE                COM    423452101     1,106         30,280   x                             x
HEWLETT-PACKARD CO.              COM    428236103     3,707         85,652   x                             x
HONEYWELL INTERNATIONAL INC      COM    438516106     4,954        126,926   x                             x
ITT CORP                         COM    450911102     2,106         46,880   x                             x
ILLINOIS TOOL WORKS              COM    452308109     1,851         44,840   x                             x
INTEL CORP                       COM    458140100     3,998        205,552   x                             x
INTEGRYS ENERGY                  COM    45822P105     2,086         47,700   x                             x
INT'L BUSINESS MACHINES CORP     COM    459200101     2,927         23,703   x                             x
INTERSTATE P&L CO                PFD    461070872     4,825        178,700   x                             x
INVESTMENT TECHNOLOGY GROUP      COM    46145F105       365         22,700   x                             x
ISHARES                          MF     464287101     1,350         28,810   x                             x
ISHARES                          COM    464287226       245          2,285   x                             x
ISHARES                          MF     464287465     4,654        100,060   x                             x
ISHARES                          MF     464287564     2,945         53,638   x                             x
ISHARES                          MF     464287598     4,818         88,871   x                             x
ISHARES                          MF     464287614     4,499         98,170   x                             x
ISHARES                          MF     464287630     1,099         19,265   x                             x
ISHARES                          MF     464287648     3,409         51,215   x                             x
ISHARES                          MF     464287879       817         14,277   x                             x
ISHARES                          MF     464288273       442         13,579   x                             x
ISHARES                          MF     464288489       730         29,093   x                             x
ISHARES                          MF     464288588       316          2,885   x                             x
ISHARES                          MF     46428R107       670         24,112   x                             x
JP MORGAN CHASE & CO             COM    46625H100     3,887        106,170   x                             x
JP MORGAN CHASE & CO             PFD    46625HHA1     1,031          1,000   x                             x
JANUS GROWTH & INCOME-D          MF     47103E841     1,520         59,078   x                             x
JOHNSON & JOHNSON                COM    478160104     8,862        150,046   x                             x
JPMORGAN US TREAS PL  MMK-AG     MF     4812C2$08   179,813    179,813,078   x                             x
JPMORGAN US TREAS PL  MMK-AG     MF     4812C2$J8    37,828     37,828,242   x                             x
KANSAS CITY LIFE INS CO          COM    484836101     1,227         41,500   x                             x
KIMBERLY-CLARK                   COM    494368103     1,150         18,970   x                             x
KINDER MORGAN MANAGEMENT LLC     COM    49455U100     2,818         49,788   x                             x
KRAFT FOODS INC                  COM    50075N104     2,621         93,620   x                             x
LILLY (ELI) & CO                 COM    532457108       976         29,124   x                             x
LINCOLN NATIONAL CORP            COM    534187109     1,239         51,000   x                             x
MANTECH INTERNATINAL CORP        COM    564563104       639         15,000   x                             x
MCDONALDS CORPORATION            COM    580135101     5,033         76,414   x                             x
MERCK & CO                       COM    58933Y105     3,013         86,147   x                             x
MERIDIAN GROWTH FUND INC         MF     589619105     1,723         50,781   x                             x
METLIFE INC                      COM    59156R108     1,436         38,030   x                             x
METLIFE INC                      PFD    59156R504     1,332         60,000   x                             x
METTLER-TOLEDO INTERNATIONAL     COM    592688105       860          7,700   x                             x
MICROSOFT CORP                   COM    594918104     8,345        362,679   x                             x
MOTOROLA INC                     COM    620076109       392         60,114   x                             x
MYLAN INC                        COM    628530107       900         52,825   x                             x
MYRIAD GENETICS INC              COM    62855J104       582         38,900   x                             x
NEW YORK COMMUNITY BANCORP       COM    649445103     1,797        117,655   x                             x
NEWMONT MINING CORP              COM    651639106     3,377         54,695   x                             x
NORTHERN INSTL                   MF     665278$PW       113        113,206   x                             x
NORTHERN INSTL                   MF     665278107    12,850     12,850,393   x                             x
NORTHERN TRUST CORP              COM    665859104     1,508         32,300   x                             x
OCCIDENTAL PETROLEUM CO          COM    674599105     4,010         51,975   x                             x
OLD REPUBLIC INTERNATIONAL       COM    680223104       540         44,500   x                             x
ORACLE CORPORATION               COM    68389X105     4,937        230,041   x                             x
O'REILLY AUTOMOTIVE INC          COM    686091109     1,898         39,900   x                             x
PNC FINANCIAL SERVICES           PFD    693475AJ4     8,212          8,000   x                             x
PEPCO HOLDINGS INC               COM    713291102       828         52,800   x                             x
PEPSICO INC                      COM    713448108     3,330         54,640   x                             x
PFIZER INC                       COM    717081103     3,942        276,470   x                             x
PHILIP MORRIS INTL INC           COM    718172109     3,792         82,713   x                             x
PINNACLE WEST CAPITAL            COM    723484101     2,019         55,515   x                             x
POWERSHARES ZACKS MICRO CAP      MF     73935X740       792         86,958   x                             x
T ROWE PRICE GROWTH STOCK FUND   MF     741479109     1,541         60,885   x                             x
PRINCIPAL FINANCIAL GROUP        PFD    74251V201     8,241        100,000   x                             x
PRINCIPAL FINANCIAL GROUP        PFD    74251V300     4,522        200,000   x                             x
PROCTER AND GAMBLE CO.           COM    742718109     8,513        141,933   x                             x
PROSHARES ULTRASHORT             MF     74347R297       518         14,600   x                             x
PROTECTIVE LIFE                  COM    743674103     2,064         96,500   x                             x
QUALCOMM INC                     COM    747525103       321          9,785   x                             x
QUEST DIAGNOSTIC INC             COM    74834L100     1,717         34,500   x                             x
REDWOOD TRUST INC                COM    758075402       938         64,100   x                             x
ROWAN COMPANIES INC              COM    779382100     1,010         46,055   x                             x
SEI INVESTMENTS COMPANY          COM    784117103     1,085         53,300   x                             x
SG PREFERRED CAPITAL II          PFD    784210304     1,954          2,500   x                             x
STANDARD AND POORS 500 INDEX     COM    78462F103     3,460         33,520   x                             x
SOUTHERN CALIFORNIA EDISON       PFD    842400749       465          5,000   x                             x
SOUTHERN CALIFORNIA EDISON       PFD    842400756     1,500         15,000   x                             x
SOUTHERN CO                      COM    842587107     1,152         34,619   x                             x
SOVEREIGN CAPITAL TR V           PFD    84604V204       982         40,000   x                             x
STRYKER CORP                     COM    863667101       941         18,795   x                             x
SYMANTEC CORP                    COM    871503108       883         63,585   x                             x
SYSCO CORP                       COM    871829107     1,502         52,585   x                             x
TARGET CORP                      COM    87612E106     2,339         47,560   x                             x
TEVA PHARMACEUTICAL-SP ADR       COM    881624209     2,032         39,079   x                             x
TEXAS INSTRUMENT                 COM    882508104       931         39,979   x                             x
3M CO                            COM    88579Y101     4,186         52,998   x                             x
TIME WARNER INC                  COM    887317303     1,375         47,572   x                             x
TORTOISE ENERGY CAPITAL CORP     COM    89147U100     2,382        103,989   x                             x
TUPPERWARE BRANDS CORP           COM    899896104     1,514         38,000   x                             x
U S BANCORP                      COM    902973304       886         39,652   x                             x
U S BANCORP                      PFD    902973866     1,460          2,000   x                             x
UNION PACIFIC CORP               COM    907818108       487          7,010   x                             x
UNITED PARCEL SERVICE -CL B      COM    911312106     1,309         23,015   x                             x
UNITED TECHNOLOGIES CORP.        COM    913017109     2,143         33,017   x                             x
UNITED THERAPEUTICS CORP         COM    91307C102       654         13,400   x                             x
VALERO ENERGY CORP               COM    91913Y100       574         31,900   x                             x
VANGUARD MEGA CAP                MF     921910816     4,494        118,500   x                             x
VANGUARD EXPLORER FUND           MF     921926200     1,140         21,847   x                             x
VANGUARD                         MF     921943858       761         26,036   x                             x
VANGUARD WINDSOR II              MF     922018304     1,661         43,765   x                             x
VANGUARD GNMA FUND               MF     922031794       132         12,026   x                             x
VANGUARD EMERGING MKT            MF     922042841     1,417         44,650   x                             x
VANGUARD EMERGING MKT            MF     922042858     3,963        104,324   x                             x
VANGUARD S/T CORP BOND           MF     92206C409       222          2,900   x                             x
VANGUARD                         MF     922908512       820         18,718   x                             x
VANGUARD                         MF     922908538       817         17,416   x                             x
VANGUARD                         MF     922908595       854         14,515   x                             x
VANGUARD                         MF     922908744     1,567         35,095   x                             x
VERIZON COMMUNICATIONS           COM    92343V104     3,521        125,651   x                             x
WACHOVIA PFD FUNDING             PFD    92977V206       833         36,000   x                             x
WAL-MART STORES                  COM    931142103     6,495        135,117   x                             x
WALGREEN CO                      COM    931422109       645         24,175   x                             x
WASTE MANAGEMENT INC             COM    94106L109     1,151         36,800   x                             x
WELLS FARGO CO                   COM    949746101     2,030         79,301   x                             x
WEYERHAEUSER CO                  COM    962166104       360         10,221   x                             x
JOHN WILEY AND SONS              COM    968223206     1,616         41,800   x                             x
HELEN OF TROY LTD                COM    G4388N106     1,110         50,300   x                             x
INGERSOLL-RAND PLC               COM    G47791101     1,155         33,495   x                             x
WEATHERFORD INTL LTD             COM    H27013103       905         68,840   x                             x
NOBLE CORP                       COM    H5833N103       640         20,715   x                             x
TRANSOCEAN LTD                   COM    H8817H100       499         10,775   x                             x
                                                    623,151